Trade Receivables and Reseller Financing - Summary of of Trade Receivables, Gross of Loss Allowance for Expected Credit Losses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Summary of trade receivables [line items]
Trade receivables, gross of loss allowance for expected credit losses	R$ 3,813,350	R$ 3,773,218
Current [member]
Summary of trade receivables [line items]
Trade receivables, gross of loss allowance for expected credit losses	3,131,528	2,963,163
Less than 30 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of loss allowance for expected credit losses	90,024	124,606
31 to 60 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of loss allowance for expected credit losses	33,255	27,970
61-90 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of loss allowance for expected credit losses	24,804	21,389
91-180 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of loss allowance for expected credit losses	23,903	47,169
More than 180 days [member]
Summary of trade receivables [line items]
Trade receivables, gross of loss allowance for expected credit losses	R$ 509,836	R$ 588,921